Offerings - Offering: 1	May 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pubco Common Stock, par value $0.0001 per share
Amount Registered | shares	40,803,846
Proposed Maximum Offering Price per Unit	10.63
Maximum Aggregate Offering Price	$ 433,744,882.98
Fee Rate	0.01381%
Amount of Registration Fee	$ 59,900.17
Offering Note	The number of share of common stock, par value $0.0001 per share (“Pubco Common Stock”), of DRC Medicine Inc., a Delaware corporation with limited liability (“Pubco”) being registered is based upon the maximum number of shares of Pubco Common Stock issuable in connection with the business combination (“Business Combination”) described in the enclosed proxy statement/prospectus and exchange offer prospectus. This number is based on (a) 33,250,000 shares of Pubco Common Stock to be issued as merger consideration upon the closing of the Business Combination (the “Closing”) to the security holders of DRC Medicine Ltd., a Japanese corporation (Kabushiki Kaisha) (“DRC”); (b) 1,750,000 shares of Pubco Common Stock to be issued to Geneva Capital PTE. LTD, a consultant to DRC; (c) 3,563,133 shares of Pubco Common Stock to be issued to pubic shareholders of Ribbon Acquisition Corporation, a Cayman Islands exempted company with limited liability (“Ribbon”), assuming no redemptions of Ribbon Class A ordinary shares at Closing; (d) 714,285 shares of Pubco Common Stock to be issued to public shareholders of Ribbon, assuming the exercise of Ribbon Public Rights, (e) 1,470,000 shares of Pubco Common Stock to be issued to the Ribbon Investment Company Ltd, the Sponsor of Ribbon, (f) 31,428 shares of Pubco Common Stock to be issued to the Sponsor of Ribbon, assuming the exercise of Ribbon Private Rights, and (g) 25,000 shares of Pubco Common Stock to be issued to A.G.P./Alliance Global Partners, the financial advisor to Ribbon.

In accordance with Rule 457(f)(1) and Rule 457(c), as applicable, based on $10.63, the average of the high ($10.63) and low ($10.63) prices of Ribbon’s ordinary shares as reported on the Nasdaq as of May 7, 2026.

Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810. Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended.